Restricted share units (Details Narrative)	1 Months Ended	9 Months Ended
	Oct. 31, 2021 shares	May 31, 2022 USD ($) shares	May 31, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments | $		$ 3,577,861	$ 2,458,744
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of RSU's aggregate shares		1,548,174
Number of other equity instruments granted in share-based payment arrangement		100,626	330,896
Adjustments for share-based payments | $		$ 1,221,442	$ 2,368,333
Restricted Stock Units [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	100,626